GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Going Concern Details Narrative
Accumulated deficit	$ (2,250,988)		$ (2,207,775)
Net loss	$ (43,213)	$ (131,644)